UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
EP Emerging Markets Fund
Class A/EPASX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$86	1.75%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,898,004
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class A

EP Emerging Markets Fund
Class I/EPEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$74	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,898,004
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class I

EuroPac Gold Fund
Class A/EPGFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$73	1.36%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$303,401,427
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class A

EuroPac Gold Fund
Class I/EPGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$59	1.11%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$303,401,427
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class I

EuroPac International Bond Fund
Class A/EPIBX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$58	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,896,154
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class A

EuroPac International Bond Fund
Class I/EPBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$46	0.90%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,896,154
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class I

EuroPac International
Dividend Income Fund
Class A/EPDPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$79	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$136,064,780
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class A

EuroPac International
Dividend Income Fund
Class I/EPDIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$66	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$136,064,780
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class I

EuroPac International Value Fund
Class A/EPIVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$89	1.71%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$148,399,841
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class A

EuroPac International Value Fund
Class I/EPVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$76	1.46%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$148,399,841
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2025

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
EuroPac International Value Fund	1
EuroPac International Bond Fund	4
EuroPac International Dividend Income Fund	8
EP Emerging Markets Fund	11
EuroPac Gold Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	22
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.europac.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.1%
	AUSTRALIA — 2.2%
200,000	Sonic Healthcare Ltd.	$3,341,020

	BRAZIL — 1.3%
750,656	Ambev S.A. - ADR	1,899,160

	CANADA — 21.9%
55,000	Agnico Eagle Mines Ltd.	6,466,900
40,000	Bank of Nova Scotia	2,001,451
335,000	Barrick Gold Corp.	6,378,400
30,000	Franco-Nevada Corp.	5,153,400
600,000	IAMGOLD Corp. *	4,248,000
300,000	Kinross Gold Corp.	4,428,000
30,000	Nutrien Ltd.	1,711,500
84,694	Pan American Silver Corp.	2,132,595
		32,520,246
	CHINA — 1.0%
25,000	Tencent Holdings Ltd.	1,538,243

	DENMARK — 4.1%
20,000	Novo Nordisk A/S - ADR	1,329,000
30,000	Novonesis (Novozymes) B	1,940,052
35,000	Royal Unibrew A/S	2,780,771
		6,049,823
	FRANCE — 1.9%
25,000	Pluxee N.V.	560,213
35,000	Societe BIC S.A.	2,260,111
		2,820,324
	GERMANY — 5.3%
20,000	BASF S.E.	1,011,216
100,000	Carl Zeiss Meditec A.G.	6,808,655
		7,819,871
	JAPAN — 10.8%
40,000	BayCurrent, Inc.	2,151,350
50,000	Chugai Pharmaceutical Co., Ltd.	2,874,178
100,000	MonotaRO Co., Ltd.	1,922,297
400,000	Ono Pharmaceutical Co., Ltd.	4,593,649
150,000	Shoei Co., Ltd.	1,754,092
130,000	Yakult Honsha Co., Ltd.	2,666,282
		15,961,848

1

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.0%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	$4,407,078

	NETHERLANDS — 2.7%
22,000	Aalberts N.V.	726,272
100,000	Shell PLC	3,263,849
		3,990,121
	NORWAY — 1.6%
105,000	Equinor A.S.A.	2,401,090

	SINGAPORE — 2.9%
165,000	Singapore Exchange Ltd.	1,814,103
842,700	Singapore Telecommunications Ltd.	2,438,868
		4,252,971
	SWEDEN — 3.1%
65,000	Evolution A.B. [1]	4,533,961

	SWITZERLAND — 4.6%
1,500	Barry Callebaut A.G.	1,346,620
20,000	Novartis A.G. - ADR	2,269,800
10,000	Roche Holding A.G.	3,262,660
		6,879,080
	UNITED KINGDOM — 13.4%
85,000	BP PLC - ADR	2,334,100
200,000	British American Tobacco PLC - ADR	8,710,000
125,000	Burberry Group PLC	1,205,357
55,760	GSK PLC - ADR	2,222,036
40,000	Reckitt Benckiser Group PLC	2,578,891
45,000	Unilever PLC - ADR	2,859,750
		19,910,134
	UNITED STATES — 7.3%
85,000	Newmont Corp.	4,477,800
73,200	Newmont Corp. - CDI	3,848,017
15,000	Philip Morris International, Inc.	2,570,400
		10,896,217
	TOTAL COMMON STOCKS
	(Cost $101,416,668)	129,221,187

2

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 12.3%
18,323,804	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.148% [2]	$18,323,804
	Total Short-Term Investments
	(Cost $18,323,804)	18,323,804

	TOTAL INVESTMENTS — 99.4%
	(Cost $119,740,472)	147,544,991
	Other Assets in Excess of Liabilities — 0.6%	854,850
	TOTAL NET ASSETS — 100.0%	$148,399,841

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,533,961, which represents 3.06% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$407
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	407

Principal Amount[1]
	FIXED INCOME SECURITIES — 86.7%
	ARGENTINA — 1.1%
	Argentina Treasury Bond BONCER
38,400,000	2.000%, 11/9/2026	622,943

	AUSTRALIA — 3.7%
	Newcrest Finance Pty Ltd.
1,000,000	5.750%, 11/15/2041[2]	998,801
	Queensland Treasury Corp.
2,250,000	1.750%, 7/20/2034[2]	1,113,269
		2,112,070
	BRAZIL — 1.8%
	Brazilian Government International Bond
6,000,000	10.250%, 1/10/2028	1,022,079

	CANADA — 1.9%
	Pembina Pipeline Corp.
1,500,000	3.310%, 2/1/2030[3]	1,062,962

	CHILE — 4.2%
	Bonos de la Tesoreria de la Republica en pesos
2,200,000,000	6.000%, 4/1/2033[2]	2,388,918

	COLOMBIA — 4.7%
	Colombia Government International Bond
11,300,000,000	9.850%, 6/28/2027	2,634,532

	DENMARK — 2.0%
	Force Bidco A/S
1,000,000	9.793% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,132,571

	DOMINICAN REPUBLIC — 1.1%
	Dominican Republic International Bond
37,000,000	9.750%, 6/5/2026	632,006

4

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.4%
	TotalEnergies S.E.
1,200,000	3.369% [3,5,6]	$1,359,507

	GERMANY — 4.3%
	Kreditanstalt fuer Wiederaufbau
48,700,000	4.400%, 7/25/2025	2,461,609

	LUXEMBOURG — 1.6%
	European Investment Bank
75,000,000	6.950%, 3/1/2029[2]	897,577

	MALTA — 3.2%
	Gaming Innovation Group PLC
9,000,000	9.590% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	942,778
	Samara Asset Group PLC
800,000	10.062% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	881,377
		1,824,155
	MEXICO — 3.2%
	America Movil S.A.B. de C.V.
17,850,000	9.500%, 1/27/2031[3]	907,603
	Mexican Bonos
20,000,000	7.750%, 11/23/2034	922,617
		1,830,220
	NETHERLANDS — 2.4%
	Volkswagen International Finance N.V.
1,300,000	3.875% [3,5]	1,381,460

	NORWAY — 8.3%
	Aker A.S.A.
5,000,000	6.275%, 9/27/2027	491,390
	Ax INV1 Holding A.S.
8,750,000	8.280% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	838,975
	City of Oslo Norway
5,000,000	1.320%, 2/16/2028	445,470
	DNB Bank A.S.A.
10,000,000	6.780% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[3,4]	962,132
	Hawk Infinity Software A.S.
10,300,000	11.070% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	990,057

5

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
	Lime Petroleum A.S.
10,000,000	13.860% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,4]	$967,063
		4,695,087
	PERU — 2.7%
	Peruvian Government International Bond
5,400,000	5.940%, 2/12/2029	1,553,145

	PHILIPPINES — 7.8%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,558,838
	Philippine Government International Bond
165,000,000	6.250%, 1/14/2036	2,891,607
		4,450,445
	SINGAPORE — 6.2%
	Housing & Development Board
1,000,000	2.320%, 1/24/2028	768,406
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,530,503
1,500,000	3.375%, 9/1/2033	1,228,620
		3,527,529
	SOUTH KOREA — 3.1%
	Export-Import Bank of Korea
100,000,000	3.700%, 3/23/2026	1,763,029

	THAILAND — 2.8%
	Thailand Government Bond
47,000,000	3.390%, 6/17/2037	1,607,425

	UNITED KINGDOM — 8.0%
	BP Capital Markets PLC
1,000,000	3.250% [3,5,6]	1,130,070
	European Bank for Reconstruction & Development
190,000,000	6.300%, 10/26/2027	2,238,442
	Vodafone Group PLC
1,000,000	4.200%, 10/3/2078[3,6]	1,150,910
		4,519,422
	UNITED STATES — 10.2%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,464,000

6

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
	International Bank for Reconstruction & Development
62,000,000	3.700%, 1/25/2026	$1,097,407
2,000,000	9.750%, 1/21/2027	339,524
18,500,000,000	6.500%, 12/8/2027	1,125,558
	International Finance Corp.
8,000,000	0.000%, 5/20/2030	790,809
		5,817,298
	TOTAL FIXED INCOME SECURITIES
	(Cost $50,843,560)	49,295,989

Number of Shares
	SHORT-TERM INVESTMENTS — 10.0%
5,695,671	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.148% [7]	5,695,671
	Total Short-Term Investments
	(Cost $5,695,671)	5,695,671

	TOTAL INVESTMENTS — 96.7%
	(Cost $58,099,024)	54,992,067
	Other Assets in Excess of Liabilities — 3.3%	1,904,087
	TOTAL NET ASSETS — 100.0%	$56,896,154

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,247,005, which represents 12.74% of Net Assets.
[3]	Callable.
[4]	Floating rate security.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.2%
	AUSTRALIA — 5.3%
470,000	Evolution Mining Ltd.	$2,357,225
180,000	Northern Star Resources Ltd.	2,211,376
50,000	Sonic Healthcare Ltd.	835,255
630,000	Telstra Group Ltd.	1,819,946
		7,223,802
	BRAZIL — 3.8%
700,000	Ambev S.A. - ADR	1,771,000
250,000	B3 S.A. - Brasil Bolsa Balcao	594,252
550,000	Banco Bradesco S.A. - ADR	1,353,000
165,000	Itau Unibanco Holding S.A. - ADR	1,041,150
40,000	Vale S.A. - ADR	372,400
		5,131,802
	CANADA — 18.7%
30,000	Agnico Eagle Mines Ltd.	3,527,400
350,000	Algonquin Power & Utilities Corp.	1,886,334
22,000	Bank of Nova Scotia	1,100,798
191,000	Barrick Gold Corp.	3,636,640
10,000	BCE, Inc.	222,254
60,000	Canadian Utilities Ltd. - Class A	1,679,530
500,000	Equinox Gold Corp. *	3,350,000
500,000	IAMGOLD Corp. *	3,540,000
15,000	Nutrien Ltd.	855,750
150,000	Pan American Silver Corp.	3,777,000
50,000	Power Corp. of Canada	1,892,500
		25,468,206
	CHINA — 1.9%
170,000	Alibaba Group Holding Ltd.	2,575,558

	FINLAND — 2.0%
160,000	Fortum Oyj	2,672,709

	FRANCE — 7.5%
206,000	Engie S.A.	4,243,922
15,000	Sanofi S.A.	1,629,659
40,000	TotalEnergies S.E. - ADR	2,274,000
55,000	Veolia Environnement S.A.	2,005,098
		10,152,679
	GERMANY — 4.6%
75,000	Bayer A.G.	1,956,780

8

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
130,000	E.ON S.E.	$2,270,250
7,000	SAP S.E.	2,024,584
		6,251,614
	ITALY — 3.4%
400,000	Enel S.p.A.	3,463,918
85,000	Eni S.p.A.	1,222,952
		4,686,870
	NEW ZEALAND — 0.9%
2,600,000	Kiwi Property Group Ltd.	1,274,131

	NORWAY — 4.8%
42,794	Aker BP A.S.A.	918,125
100,000	Austevoll Seafood A.S.A.	936,232
55,000	Equinor A.S.A. - ADR	1,225,950
150,000	Norsk Hydro A.S.A.	787,243
180,000	Telenor A.S.A.	2,702,578
		6,570,128
	SINGAPORE — 4.1%
55,000	DBS Group Holdings Ltd.	1,787,574
800,000	Singapore Telecommunications Ltd.	2,315,290
4,000,000	Starhill Global REIT - REIT	1,515,963
		5,618,827
	SOUTH KOREA — 0.8%
50,000	SK Telecom Co., Ltd. - ADR	1,079,500

	SPAIN — 6.7%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	1,366,262
55,000	Endesa S.A.	1,651,184
114,310	Iberdrola S.A.	2,058,409
85,000	Repsol S.A.	1,040,954
578,064	Telefonica S.A.	2,958,755
		9,075,564
	SWITZERLAND — 4.1%
20,000	Novartis A.G. - ADR	2,269,800
10,000	Roche Holding A.G.	3,262,661
		5,532,461
	UNITED KINGDOM — 16.7%
75,000	BP PLC - ADR	2,059,500

9

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
150,000	British American Tobacco PLC - ADR	$6,532,500
55,000	GSK PLC	2,191,750
520,000	John Wood Group PLC *	127,783
18,000	Reckitt Benckiser Group PLC	1,160,501
35,000	Shell PLC - ADR	2,256,800
40,000	Unilever PLC - ADR	2,542,000
6,000,000	Vodafone Group PLC	5,857,676
		22,728,510
	UNITED STATES — 3.9%
40,000	Newmont Corp.	2,107,200
34,000	Newmont Corp. - CDI	1,787,330
8,000	Philip Morris International, Inc.	1,370,880
		5,265,410
	TOTAL COMMON STOCKS
	(Cost $106,818,830)	121,307,771
	SHORT-TERM INVESTMENTS — 9.5%
12,951,722	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.148% [1]	12,951,722
	Total Short-Term Investments
	(Cost $12,951,722)	12,951,722

	TOTAL INVESTMENTS — 98.7%
	(Cost $119,770,552)	134,259,493
	Other Assets in Excess of Liabilities — 1.3%	1,805,287
	TOTAL NET ASSETS — 100.0%	$136,064,780

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.0%
	BRAZIL — 5.0%
750,000	Ambev S.A.	$1,925,483
1,000,000	B3 S.A. - Brasil Bolsa Balcao	2,377,009
		4,302,492
	CHINA — 28.3%
200,000	Alibaba Group Holding Ltd.	2,986,008
300,000	Anhui Conch Cement Co., Ltd. - Class H	845,118
150,000	ANTA Sports Products Ltd.	1,772,373
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,263,832
1,750,000	CSPC Pharmaceutical Group Ltd.	1,378,365
125,000	ENN Energy Holdings Ltd.	986,798
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,346,977
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	1,180,803
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,556,068
100,000	Midea Group Co., Ltd. - Class A	1,013,860
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	799,678
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,058,537
40,000	Tencent Holdings Ltd.	2,450,038
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,949,537
120,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,745,135
		24,333,127
	HONG KONG — 2.6%
3,250,000	China Overseas Property Holdings Ltd.	2,257,140

	HUNGARY — 1.7%
50,000	Richter Gedeon Nyrt	1,516,431

	INDIA — 5.7%
20,000	AIA Engineering Ltd.	756,708
400,000	Castrol India Ltd.	935,719
50,000	GMM Pfaudler Ltd.	607,515
300,000	Indraprastha Gas Ltd.	682,082
55,000	Infosys Ltd. - ADR	968,000
32,060	Mphasis Ltd.	936,335
		4,886,359
	INDONESIA — 10.8%
12,500,000	Astra International Tbk P.T.	3,612,824
24,000,000	Telkom Indonesia Persero Tbk P.T.	3,782,849
11,000,000	Unilever Indonesia Tbk P.T.	1,134,714

11

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
550,000	United Tractors Tbk P.T.	$751,641
		9,282,028
	MEXICO — 9.4%
170,000	Arca Continental S.A.B. de C.V.	1,788,985
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	2,098,366
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,267,097
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,115,397
250,000	Wal-Mart de Mexico S.A.B. de C.V.	792,305
		8,062,150
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	607,287

	SOUTH AFRICA — 4.2%
250,000	JSE Ltd.	1,710,768
100,000	Mr Price Group Ltd.	1,278,084
90,000	Vodacom Group Ltd.	665,929
		3,654,781
	SOUTH KOREA — 8.1%
25,000	BGF Retail Co., Ltd.	1,889,137
12,500	GOLFZON Co., Ltd.	576,481
18,000	Hyundai Glovis Co., Ltd.	1,443,273
5,000	NCSoft Corp.	514,675
9,000	Orion Corp.	780,109
25,000	S-1 Corp.	1,114,263
16,000	Samsung Electronics Co., Ltd.	624,281
		6,942,219
	TAIWAN — 6.3%
9,000	ASPEED Technology, Inc.	846,688
400,000	Formosa Plastics Corp.	426,174
50,500	Poya International Co., Ltd.	756,099
75,000	Realtek Semiconductor Corp.	1,232,931
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,125,091
		5,386,983
	THAILAND — 0.7%
1,500,000	Thai Beverage PCL	574,918

	UNITED KINGDOM — 3.8%
75,000	British American Tobacco PLC	3,243,601

12

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 0.7%
250	MercadoLibre, Inc. *	$582,713
	TOTAL COMMON STOCKS
	(Cost $73,658,962)	75,632,229
	SHORT-TERM INVESTMENTS — 12.3%
10,546,261	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.148% [2]	10,546,261
	Total Short-Term Investments
	(Cost $10,546,261)	10,546,261

	TOTAL INVESTMENTS — 100.3%
	(Cost $84,205,223)	86,178,490
	Liabilities in Excess of Other Assets — (0.3)%	(280,486)
	TOTAL NET ASSETS — 100.0%	$85,898,004

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	DIVERSIFIED EXPLORATION AND MINING — 2.5%
880,000	Carbon Neutral[1,2,3]	$2,952,270
3,000,000	Errington Metals, Inc.[1,2,3]	870,448
1,180,333	Fuerte Metals Corp.*,2	530,834
7,500,000	Gold Hart Copper Corp.*,1,3,4	761,642
8,222,220	Nuvau Minerals, Inc.*,2,4	2,564,598
		7,679,792
	GOLD EXPLORATION — 13.4%
6,487,442	Alpha Exploration Ltd.*,2,4	3,294,073
857,142	Alpha Exploration Ltd.*,1,2,3,4	435,224
10,638,228	Aurion Resources Ltd.*,2,4	6,404,852
1,924,658	Dakota Gold Corp.*	5,196,577
6,714,000	Dryden Gold Corp.*,2	900,979
15,061,370	Heliostar Metals Ltd.*,4	12,673,139
319,503	Ivanhoe Electric, Inc.*	2,012,869
9,290,000	Mogotes Metals, Inc.*,2	1,212,970
8,316,000	Newcore Gold Ltd.*,2	3,076,425
3,300,000	Radius Gold, Inc.*	275,279
8,176,500	Revival Gold, Inc.*	2,579,992
7,500,000	Scorpio Gold Corp*,1,2,3,4	680,038
11,302,333	Scorpio Gold Corp.*,2,4	1,024,802
1,000,000	SolGold PLC*,2	90,085
1,041,100	Western Exploration, Inc.*,2	611,701
		40,469,005
	GOLD MINING — 23.3%
224,940	Agnico Eagle Mines Ltd.	26,448,445
30,734	AngloGold Ashanti Ltd. - ADR	1,295,746
3,689,229	B2Gold Corp.	11,473,502
901,000	B2Gold Corp.[2]	2,816,850
765,392	Barrick Gold Corp.	14,573,064
300,000	Discovery Silver Corp.*,2	600,609
33,300	Dundee Precious Metals, Inc.[2]	436,480
332,452	Equinox Gold Corp.*,2	2,235,478
6,151,229	i-80 Gold Corp.*,2	3,837,268
100,000	Kinross Gold Corp.	1,476,000
104,749	Newmont Corp.	5,518,177
5,000	Polyus PJSC - GDR*,1,2,3	—
		70,711,619
	PRECIOUS METALS DEVELOPMENTAL — 0.3%
906,600	Western Copper & Gold Corp.*,2	999,588

14

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION — 5.0%
2,053,520	Aztec Minerals Corp.*,2	$268,122
1,733,300	G2 Goldfields, Inc.*,2	4,061,047
3,807,300	Kenorland Minerals Ltd.*,2	3,976,869
6,023,900	Midland Exploration, Inc.*,2,4	1,354,569
8,829,204	Mundoro Capital, Inc.*,2,4	1,184,827
2,950,000	Probe Gold, Inc.*,2	4,429,494
		15,274,928
	ROYALTY COMPANIES — 39.8%
178,100	Altius Minerals Corp.[2]	3,499,731
7,717,300	Elemental Altus Royalties Corp.*,2	8,284,930
543,171	EMX Royalty Corp.*,2	1,256,866
105,366	Franco-Nevada Corp.	18,099,771
2,412,100	Lara Exploration Ltd.*,2	3,184,406
3,155,115	Metalla Royalty & Streaming Ltd.*,2	9,635,162
1,258,682	Metalla Royalty & Streaming Ltd.*	3,826,393
12,327,289	Orogen Royalties, Inc.*,2,4	16,184,820
560,265	Osisko Gold Royalties Ltd.	13,463,168
318,120	Osisko Gold Royalties Ltd.[2]	7,624,173
89,800	Royal Gold, Inc.	16,407,358
199,800	Silver Crown Royalties, Inc.*,2,4	942,043
195,200	Wheaton Precious Metals Corp.	16,303,104
25,000	Wheaton Precious Metals Corp.[2]	2,087,444
		120,799,369
	SILVER: EXPLORATION AND MINING — 13.4%
3,584,980	Fortuna Silver Mines, Inc.*	22,406,125
707,761	Pan American Silver Corp.	17,821,422
100,000	Vizsla Silver Corp.*	212,000
10,000	Vizsla Silver Corp.*,2	21,036
		40,460,583
	TOTAL COMMON STOCKS
	(Cost $194,124,763)	296,394,884
	WARRANTS — 0.2%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—
3,750,000	Gold Hart Copper Corp., Strike Price: 0.36 CAD, Expiration Date: March 18, 2027*,1,2,3	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2026*,1,2	—

15

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
DIVERSIFIED EXPLORATION AND MINING (Continued)
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	$—
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
—
GOLD EXPLORATION — 0.2%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: October 6, 2026*,1,2	—
900,000	Angus Gold, Inc.. Strike Price: 0.80 CAD, Expiration Date: July 24, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	563,813
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026*,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
563,813
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
—

16

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	ROYALTY COMPANIES — 0.0%
192,400	Silver Crown Royalties, Inc.*,2	$698
	TOTAL WARRANTS
	(Cost $—)	564,511
	SHORT-TERM INVESTMENTS — 2.2%
6,666,542	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.15%[5]	6,666,542
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,666,542)	6,666,542

	TOTAL INVESTMENTS — 100.1%
	(Cost $200,791,305)	303,625,937
	Liabilities in Excess of Other Assets — (0.1)%	(224,510)
	TOTAL NET ASSETS — 100.0%	$303,401,427

ADR – American Depository Receipt

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,263,435, which represents 2.06% of Net Assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 1.88% of Net Assets. The total value of these securities is $5,699,623.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$119,740,472	$58,099,024	$119,770,552
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	870,407	279,513
Investments in unaffiliated issuers, at value	$147,544,991	$54,992,067	$134,259,493
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	831,796	279,513
Cash	23,379	88,976	456,727
Cash held at broker	-	-	-
Receivables:
Fund shares sold	6,666	45,303	328,101
Reclaims receivable	555,831	-	645,119
Dividends and interest	502,958	1,010,339	282,300
Prepaid expenses	14,240	21,100	26,011
Total assets	148,648,065	56,989,581	136,277,264
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	4,160	-	5,734
Advisory fees	129,048	12,404	90,209
Shareholder servicing fees (Note 7)	6,002	5,327	5,825
Distribution fees (Note 8)	22,372	6,880	20,880
Fund accounting and administration fees	22,293	16,267	20,383
Transfer agent fees and expenses	12,088	9,203	13,100
Custody fees	6,948	5,801	9,588
Trustees' deferred compensation (Note 3)	20,176	18,606	19,867
Auditing fees	9,919	9,962	9,919
Trustees' fees and expenses	2,087	1,436	2,932
Chief Compliance Officer fees	984	396	1,821
Deferred non-U.S. taxes	-	-	-
Dividends payable	-	-	142
Accrued other expenses	12,147	7,145	12,084
Total liabilities	248,224	93,427	212,484
Commitments and contingencies (Note 3)
Net Assets	$148,399,841	$56,896,154	$136,064,780

See accompanying Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2025 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$116,785,129	$62,083,887	$119,153,402
Total distributable earnings (accumulated deficit)	31,614,712	(5,187,733)	16,911,378
Net Assets	$148,399,841	$56,896,154	$136,064,780

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$116,061,194	$37,130,173	$106,097,994
Shares of beneficial interest issued and outstanding	9,722,313	4,262,439	9,615,131
Redemption price per share	$11.94	$8.71	$11.03
Maximum sales charge (4.50% of offering price)*	0.56	0.41	0.52
Maximum public offering price to public	$12.50	$9.12	$11.55

Class I Shares:
Net assets applicable to shares outstanding	$32,338,647	$19,765,981	$29,966,786
Shares of beneficial interest issued and outstanding	2,700,553	2,221,750	2,716,759
Offering and redemption price per share	$11.97	$8.90	$11.03

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

19

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2025 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$84,205,223	$168,048,522
Investments in affiliated issuers, at cost	-	32,742,783
Warrants, at cost	-	-
Foreign currency, at cost	-	26,326
Investments in unaffiliated issuers, at value	$86,178,490	$255,556,799
Investments in affiliated issuers, at value	-	47,504,627
Warrants, at value	-	564,511
Foreign currency, at value	-	26,425
Cash	-	328,485
Cash held at broker	-	12,623
Receivables:
Fund shares sold	44,040	1,050,345
Reclaims receivable	-	-
Dividends and interest	91,829	19,739
Prepaid expenses	10,787	15,469
Total assets	86,325,146	305,079,023
Liabilities:
Payables:
Investment securities purchased	-	1,048,172
Fund shares redeemed	28,916	305,156
Advisory fees	65,058	186,157
Shareholder servicing fees (Note 7)	4,886	7,661
Distribution fees (Note 8)	13,151	43,103
Fund accounting and administration fees	22,827	16,358
Transfer agent fees and expenses	11,985	18,223
Custody fees	17,144	6,837
Trustees' deferred compensation (Note 3)	21,056	22,512
Auditing fees	10,099	9,457
Trustees' fees and expenses	2,504	1,690
Chief Compliance Officer fees	624	114
Deferred non-U.S. taxes	216,417	-
Dividends payable	-	-
Accrued other expenses	12,475	12,156
Total liabilities	427,142	1,677,596
Commitments and contingencies (Note 3)
Net Assets	$85,898,004	$303,401,427

See accompanying Notes to Financial Statements.

20

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2025 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$92,616,353	$241,464,217
Total distributable earnings (accumulated deficit)	(6,718,349)	61,937,210
Net Assets	$85,898,004	$303,401,427

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$69,584,620	$215,772,734
Shares of beneficial interest issued and outstanding	6,966,726	17,246,860
Redemption price per share	$9.99	$12.51
Maximum sales charge (4.50% of offering price)*	0.47	0.59
Maximum public offering price to public	$10.46	$13.10

Class I Shares:
Net assets applicable to shares outstanding	$16,313,384	$87,628,693
Shares of beneficial interest issued and outstanding	1,583,583	6,928,964
Offering and redemption price per share	$10.30	$12.65

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

21

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $195,090, $0 and $300,421, respectively)	$2,065,603	$-	$2,624,835
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $15,548 and $0, respectively)	338,393	1,639,937	86,824
Total investment income	2,403,996	1,639,937	2,711,659

Expenses:
Advisory fees	743,097	156,578	498,527
Shareholder servicing fees (Note 7)	49,073	17,883	44,920
Distribution fees (Note 8)	133,960	44,799	117,880
Fund accounting and administration fees	89,729	55,797	80,061
Transfer agent fees and expenses	35,283	23,955	35,296
Custody fees	17,301	15,841	20,939
Registration fees	20,909	16,788	18,167
Shareholder reporting fees	14,676	7,067	13,502
Auditing fees	9,919	9,962	9,919
Trustees' fees and expenses	8,354	7,160	8,954
Legal fees	4,702	5,837	8,181
Chief Compliance Officer fees	3,568	3,075	5,028
Miscellaneous	3,358	3,046	4,648
Insurance fees	3,026	2,445	2,471
Tax reclaim service fees	1,306	-	809
Excise tax expenses	-	796	-
Interest expense	-	-	-
Total expenses	1,138,261	371,029	869,302
Advisory fees (waived) recovered	-	(90,596)	(17,485)
Net expenses	1,138,261	280,433	851,817
Net investment income (loss)	1,265,735	1,359,504	1,859,842

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,757,500	(865,667)	1,940,106
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(23,322)	(23,977)	(223)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	3,734,178	(889,644)	1,939,883
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	7,597,995	1,712,050	10,695,052
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	39,285	6,624	25,391
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	7,637,280	1,718,674	10,720,443

See accompanying Notes to Financial Statements.

22

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2025 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Net realized and unrealized gain (loss)	11,371,458	829,030	12,660,326

Net Increase (Decrease) in Net Assets from Operations	$12,637,193	$2,188,534	$14,520,168

See accompanying Notes to Financial Statements.

23

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2025 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $128,164 and $148,644, respectively)	$925,906	$933,496
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	206,689	45,061
Total investment income	1,132,595	978,557

Expenses:
Advisory fees	454,890	982,223
Shareholder servicing fees (Note 7)	29,523	105,631
Distribution fees (Note 8)	86,433	234,413
Fund accounting and administration fees	74,310	124,221
Transfer agent fees and expenses	32,574	54,437
Custody fees	30,160	19,997
Registration fees	16,549	16,860
Shareholder reporting fees	10,267	17,568
Auditing fees	10,136	9,457
Trustees' fees and expenses	8,138	8,920
Legal fees	6,835	5,651
Chief Compliance Officer fees	3,970	3,749
Miscellaneous	3,589	4,615
Insurance fees	3,357	2,090
Tax reclaim service fees	-	-
Excise tax expenses	-	-
Interest expense	-	3,777
Total expenses	770,731	1,593,609
Advisory fees (waived) recovered	(52,210)	-
Net expenses	718,521	1,593,609
Net investment income (loss)	414,074	(615,052)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	735,801	(505,976)
Investments in affiliated issuers	-	338,844
Foreign currency transactions	(14,647)	20,213
Deferred non-US taxes	7,848	-
Net realized gain (loss)	729,002	(146,919)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(1,892,247)	23,210,002
Investments in affiliated issuers	-	14,125,570
Warrants	-	439,645
Foreign currency translations	317	318
Deferred non-U.S. taxes	52,617	-
Net change in unrealized appreciation/depreciation	(1,839,313)	37,775,535
Net realized and unrealized gain (loss)	(1,110,311)	37,628,616
Net Increase (Decrease) in Net Assets from Operations	$(696,237)	$37,013,564

See accompanying Notes to Financial Statements.

24

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,265,735	$2,681,988
Net realized gain (loss) investments and foreign currency transactions	3,734,178	4,273,077
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,637,280	20,669,810
Net increase (decrease) in net assets resulting from operations	12,637,193	27,624,875

Distributions to Shareholders:
Distributions:
Class A	(885,312)	(2,075,382)
Class I	(291,881)	(652,997)
Total	(1,177,193)	(2,728,379)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,711,861	4,883,005
Class I	3,708,199	7,468,125
Reinvestment of distributions:
Class A	567,948	1,351,044
Class I	286,708	638,511
Cost of shares redeemed:
Class A	(7,396,385)	(20,588,869)
Class I	(7,199,873)	(7,304,523)
Net increase (decrease) in net assets from capital transactions	(6,321,542)	(13,552,707)

Total increase (decrease) in net assets	5,138,458	11,343,789

Net Assets:
Beginning of period	143,261,383	131,917,594
End of period	$148,399,841	$143,261,383
Capital Share Transactions:
Shares sold:
Class A	323,967	475,155
Class I	324,449	729,196
Shares reinvested:
Class A	50,216	132,450
Class I	25,330	62,219
Shares redeemed:
Class A	(671,783)	(2,022,235)
Class I	(656,711)	(717,842)
Net increase (decrease) in capital share transactions	(604,532)	(1,341,057)

See accompanying Notes to Financial Statements.

25

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,359,504	$2,791,242
Net realized gain (loss) investments and foreign currency transactions	(889,644)	(1,710,399)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,718,674	2,392,806
Net increase (decrease) in net assets resulting from operations	2,188,534	3,473,649

Distributions to Shareholders:
Distributions:
Class A	(886,365)	(1,103,520)
Class I	(405,480)	(450,032)
Total	(1,291,845)	(1,553,552)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,280,329	2,151,049
Class I	5,212,657	6,534,727
Reinvestment of distributions:
Class A	571,835	688,508
Class I	404,839	448,214
Cost of shares redeemed:
Class A	(3,260,713)	(7,687,133)
Class I	(3,373,206)	(4,243,682)
Net increase (decrease) in net assets from capital transactions	835,741	(2,108,317)

Total increase (decrease) in net assets	1,732,430	(188,220)

Net Assets:
Beginning of period	55,163,724	55,351,944
End of period	$56,896,154	$55,163,724
Capital Share Transactions:
Shares sold:
Class A	151,456	248,046
Class I	595,068	746,315
Shares reinvested:
Class A	68,591	80,774
Class I	47,578	51,387
Shares redeemed:
Class A	(392,316)	(894,587)
Class I	(393,836)	(483,079)
Net increase (decrease) in capital share transactions	76,541	(251,144)

See accompanying Notes to Financial Statements.

26

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,859,842	$4,000,877
Net realized gain (loss) investments and foreign currency transactions	1,939,883	2,601,690
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,720,443	14,230,462
Net increase (decrease) in net assets resulting from operations	14,520,168	20,833,029

Distributions to Shareholders:
Distributions:
Class A	(1,469,173)	(3,138,554)
Class I	(438,449)	(828,786)
Total	(1,907,622)	(3,967,340)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,942,354	4,398,867
Class I	6,854,900	5,524,800
Reinvestment of distributions:
Class A	948,923	2,057,252
Class I	433,143	817,245
Cost of shares redeemed:
Class A	(7,020,804)	(16,515,034)
Class I	(3,313,012)	(8,451,293)
Net increase (decrease) in net assets from capital transactions	2,845,504	(12,168,163)

Total increase (decrease) in net assets	15,458,050	4,697,526

Net Assets:
Beginning of period	120,606,730	115,909,204
End of period	$136,064,780	$120,606,730
Capital Share Transactions:
Shares sold:
Class A	480,416	469,892
Class I	644,938	588,768
Shares reinvested:
Class A	95,620	220,615
Class I	43,167	87,419
Shares redeemed:
Class A	(718,515)	(1,766,941)
Class I	(337,532)	(898,542)
Net increase (decrease) in capital share transactions	208,094	(1,298,789)

See accompanying Notes to Financial Statements.

27

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$414,074	$1,566,388
Net realized gain (loss) investments and foreign currency transactions	729,002	(810,318)
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	(1,839,313)	12,997,656
Net increase (decrease) in net assets resulting from operations	(696,237)	13,753,726

Distributions to Shareholders:
Distributions:
Class A	(1,364,250)	(891,674)
Class I	(322,466)	(189,331)
Total	(1,686,716)	(1,081,005)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,605,895	4,473,260
Class I	3,208,283	4,853,994
Reinvestment of distributions:
Class A	877,331	575,464
Class I	321,923	189,263
Cost of shares redeemed:
Class A	(5,273,299)	(9,952,980)
Class I	(2,299,296)	(3,390,855)
Net increase (decrease) in net assets from capital transactions	(1,559,163)	(3,251,854)

Total increase (decrease) in net assets	(3,942,116)	9,420,867

Net Assets:
Beginning of period	89,840,120	80,419,253
End of period	$85,898,004	$89,840,120
Capital Share Transactions:
Shares sold:
Class A	163,285	455,211
Class I	316,135	480,031
Shares reinvested:
Class A	88,438	62,824
Class I	31,499	20,049
Shares redeemed:
Class A	(540,263)	(1,029,629)
Class I	(228,186)	(337,671)
Net increase (decrease) in capital share transactions	(169,092)	(349,185)

See accompanying Notes to Financial Statements.

28

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(615,052)	$(813,023)
Net realized gain (loss) investments, affiliated issuers and foreign currency transactions	(146,919)	15,361,878
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants and foreign currency translations	37,775,535	65,524,482
Net increase (decrease) in net assets resulting from operations	37,013,564	80,073,337

Distributions to Shareholders:
Distributions:
Class A	(16,492,121)	-
Class I	(4,771,547)	-
Total	(21,263,668)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	10,355,881	14,780,238
Class I	29,433,583	25,666,328
Reinvestment of distributions:
Class A	12,296,508	-
Class I	4,731,238	-
Cost of shares redeemed:
Class A	(27,395,241)	(33,324,552)
Class I	(10,165,640)	(9,690,080)
Net increase (decrease) in net assets from capital transactions	19,256,329	(2,568,066)

Total increase (decrease) in net assets	35,006,225	77,505,271

Net Assets:
Beginning of period	268,395,202	190,889,931
End of period	$303,401,427	$268,395,202
Capital Share Transactions:
Shares sold:
Class A	913,178	1,494,801
Class I	2,490,692	2,539,932
Shares reinvested:
Class A	1,220,580	-
Class I	465,215	-
Shares redeemed:
Class A	(2,569,889)	(3,382,834)
Class I	(946,236)	(959,662)
Net increase (decrease) in capital share transactions	1,573,540	(307,763)

See accompanying Notes to Financial Statements.

29

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.99	$9.18	$8.54	$9.31	$7.96	$7.30
Income from Investment Operations:
Net investment income (loss) [1]	0.10	0.19	0.23	0.19	0.12	0.09
Net realized and unrealized gain (loss)	0.94	1.82	0.63	(0.81)	1.36	0.65
Total from investment operations	1.04	2.01	0.86	(0.62)	1.48	0.74

Less Distributions:
From net investment income	(0.09)	(0.20)	(0.22)	(0.15)	(0.13)	(0.08)
Total distributions	(0.09)	(0.20)	(0.22)	(0.15)	(0.13)	(0.08)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$11.94	$10.99	$9.18	$8.54	$9.31	$7.96

Total return[4]	9.52%[5]	22.02%	9.94%	(6.77)%	18.64%	10.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$ 116,061	$110,109	$104,915	$100,628	$103,354	$79,591

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%[6]	1.71%[7]	1.70%	1.71%	1.71%	1.81%
After fees waived and expenses absorbed/recovered	1.71%[6]	1.71%[7]	1.73%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.78%[6]	1.87%	2.39%	2.08%	1.33%	1.04%
After fees waived and expenses absorbed/recovered	1.78%[6]	1.87%	2.36%	2.04%	1.29%	1.10%

Portfolio turnover rate	12%[5]	20%	16%	21%	10%	13%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

30

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.02	$9.20	$8.57	$9.33	$7.98	$7.31
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.22	0.25	0.21	0.14	0.11
Net realized and unrealized gain (loss)	0.95	1.82	0.62	(0.80)	1.37	0.65
Total from investment operations	1.06	2.04	0.87	(0.59)	1.51	0.76

Less Distributions:
From net investment income	(0.11)	(0.22)	(0.24)	(0.17)	(0.16)	(0.10)
Total distributions	(0.11)	(0.22)	(0.24)	(0.17)	(0.16)	(0.10)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]	0.01
Net asset value, end of period	$11.97	$11.02	$9.20	$8.57	$9.33	$7.98

Total return[4]	9.63%[5]	22.38%	10.07%	(6.38)%	18.89%	10.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,339	$33,153	$27,002	$12,630	$7,016	$1,717

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%[6]	1.46%[7]	1.45%	1.46%	1.46%	1.56%
After fees waived and expenses absorbed/recovered	1.46%[6]	1.46%[7]	1.48%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.03%[6]	2.12%	2.64%	2.33%	1.58%	1.29%
After fees waived and expenses absorbed/recovered	2.03%[6]	2.12%	2.61%	2.29%	1.54%	1.35%

Portfolio turnover rate	12%[5]	20%	16%	21%	10%	13%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

31

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.56	$8.27	$7.71	$8.78	$8.72	$8.48
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.41	0.32	0.25	0.26	0.24
Net realized and unrealized gain (loss)	0.14	0.11	0.24	(1.32)	(0.10)	-
Total from investment operations	0.35	0.52	0.56	(1.07)	0.16	0.24

Less Distributions:
From net investment income	(0.20)	(0.23)	-	-	(0.10)	-
Total distributions	(0.20)	(0.23)	-	-	(0.10)	-

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$8.71	$8.56	$8.27	$7.71	$8.78	$8.72

Total return[4]	4.22%[5]	6.25%	7.26%	(12.19)%	1.79%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,130	$37,944	$41,367	$38,149	$45,159	$44,167

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[6]	1.44%[7]	1.46%	1.48%	1.45%	1.46%
After fees waived and expenses absorbed	1.15%[6]	1.15%[7]	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.78%[6]	4.48%	3.57%	2.63%	2.58%	2.49%
After fees waived and expenses absorbed	5.13%[6]	4.77%	3.88%	2.96%	2.88%	2.80%

Portfolio turnover rate	16%[5]	28%	23%	27%	20%	16%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

32

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.73	$8.43	$7.84	$8.91	$8.84	$8.58
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.44	0.35	0.27	0.28	0.26
Net realized and unrealized gain (loss)	0.15	0.11	0.24	(1.34)	(0.09)	-
Total from investment operations	0.38	0.55	0.59	(1.07)	0.19	0.26

Less Distributions:
From net investment income	(0.21)	(0.25)	-	-	(0.12)	-
Total distributions	(0.21)	(0.25)	-	-	(0.12)	-

Redemption fee proceeds[1,2]	-	-	-	-	- [3]	- [3]
Net asset value, end of period	$8.90	$8.73	$8.43	$7.84	$8.91	$8.84

Total return[4]	4.43%[5]	6.50%	7.53%	(12.01)%	2.11%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,766	$17,220	$13,985	$6,281	$4,219	$4,072

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.25%[6]	1.19%[7]	1.21%	1.23%	1.20%	1.21%
After fees waived and expenses absorbed	0.90%[6]	0.90%[7]	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.03%[6]	4.73%	3.82%	2.88%	2.83%	2.74%
After fees waived and expenses absorbed	5.38%[6]	5.02%	4.13%	3.21%	3.13%	3.05%

Portfolio turnover rate	16%[5]	28%	23%	27%	20%	16%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

33

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.94		$8.63	$8.42	$9.09	$7.62	$7.81
Income from Investment Operations:
Net investment income (loss) [1]	0.15		0.31	0.29	0.32	0.19	0.14
Net realized and unrealized gain (loss)	1.09		1.31	0.20	(0.77)	1.47	(0.19)
Total from investment operations	1.24		1.62	0.49	(0.45)	1.66	(0.05)

Less Distributions:
From net investment income	(0.11)		(0.31)	(0.28)	(0.22)	(0.19)	(0.14)
From net realized gain	(0.04)		-	-	-	-	-
Total distributions	(0.15)		(0.31)	(0.28)	(0.22)	(0.19)	(0.14)

Redemption fee proceeds[1,2]	-		-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$11.03		$9.94	$8.63	$8.42	$9.09	$7.62

Total return[4]	12.68%[5]		19.03%	5.68%	(5.04)%	21.81%	(0.62)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106,098		$97,036	$93,527	$90,132	$90,342	$64,846

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.53%[6,7]		1.53%[7]	1.49%	1.49%	1.52%	1.65%
After fees waived and expenses absorbed/recovered	1.50%[6,7]		1.51%[7]	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.09%[6,7]		3.26%[7]	3.13%	3.54%	2.07%	1.68%
After fees waived and expenses absorbed/recovered	3.12	%6,7	3.28%[7]	3.12%	3.53%	2.09%	1.83%

Portfolio turnover rate	-%[5]		4%	8%	24%	6%	18%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.00% for the six months ended April 30, 2025 and 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

34

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.96	$8.65	$8.43	$9.10	$7.63	$7.81
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.33	0.31	0.34	0.21	0.16
Net realized and unrealized gain (loss)	1.09	1.31	0.21	(0.77)	1.47	(0.19)
Total from investment operations	1.26	1.64	0.52	(0.43)	1.68	(0.03)

Less Distributions:
From net investment income	(0.15)	(0.33)	(0.30)	(0.24)	(0.21)	(0.16)
From net realized gain	(0.04)	-	-	-	-	-
Total distributions	(0.19)	(0.33)	(0.30)	(0.24)	(0.21)	(0.16)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	-	0.01
Net asset value, end of period	$11.03	$9.96	$8.65	$8.43	$9.10	$7.63

Total return[4]	12.83%[5]	19.28%	6.06%	(4.79)%	22.07%	(0.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,967	$23,571	$22,382	$14,502	$4,284	$1,817

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.28%[6,7]	1.28%[7]	1.24%	1.24%	1.27%	1.40%
After fees waived and expenses absorbed/recovered	1.25%[6,7]	1.26%[7]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.34%[6,7]	3.51%[7]	3.38%	3.79%	2.32%	1.93%
After fees waived and expenses absorbed/recovered	3.37%[6,7]	3.53%[7]	3.37%	3.78%	2.34%	2.08%

Portfolio turnover rate	-%[5]	4%	8%	24%	6%	18%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.00% for the six months ended April 30, 2025 and 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

35

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.25	$8.83	$8.43	$15.69	$12.15	$10.97
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.17	0.12	(0.07)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	(0.12)	1.37	0.33	(4.40)	3.74	1.29
Net increase from payments by affiliates (Note 3)	-	-	-	-	-	- [2,3]
Total from investment operations	(0.07)	1.54	0.45	(4.47)	3.62	1.20

Less Distributions:
From net investment income	(0.19)	(0.12)	(0.05)	-	-	-
From net realized gain	-	-	-	(2.79)	(0.08)	(0.02)
Total distributions	(0.19)	(0.12)	(0.05)	(2.79)	(0.08)	(0.02)

Redemption fee proceeds[1,4]	-	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.99	$10.25	$8.83	$8.43	$15.69	$12.15

Total return[5]	(0.67)%[6]	17.55%	5.26%	(34.57)%	29.87%	10.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,585	$74,354	$68,564	$60,155	$104,913	$73,055

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[7]	1.86%[8]	1.93%	2.01%	1.81%	2.00%
After fees waived and expenses absorbed	1.75%[7]	1.75%[8]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.81%[7]	1.66%	1.08%	(0.91)%	(0.85)%	(1.03)%
After fees waived and expenses absorbed	0.93%[7]	1.77%	1.26%	(0.65)%	(0.79)%	(0.78)%

Portfolio turnover rate	6%[6]	37%	71%	31%	47%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

36

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.58	$9.11	$8.70	$16.07	$12.41	$11.18
Income from Investment Operations:
Net investment income (loss) [1]	0.06	0.20	0.15	(0.04)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	(0.12)	1.41	0.33	(4.54)	3.83	1.31
Net increase from payments by affiliates (Note 3)	-	-	-	-	-	- [2,3]
Total from investment operations	(0.06)	1.61	0.48	(4.58)	3.74	1.25

Less Distributions:
From net investment income	(0.22)	(0.14)	(0.07)	-	-	-
From net realized gain	-	-	-	(2.79)	(0.08)	(0.02)
Total distributions	(0.22)	(0.14)	(0.07)	(2.79)	(0.08)	(0.02)

Redemption fee proceeds[1,4]	-	-	- [2]	-	-	-
Net asset value, end of period	$10.30	$10.58	$9.11	$8.70	$16.07	$12.41

Total return[5]	(0.59)%[6]	17.86%	5.48%	(34.40)%	30.21%	11.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,313	$15,486	$11,855	$5,172	$4,448	$1,207

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[7]	1.61%[8]	1.68%	1.76%	1.56%	1.75%
After fees waived and expenses absorbed	1.50%[7]	1.50%[8]	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.06%[7]	1.91%	1.33%	(0.66)%	(0.60)%	(0.78)%
After fees waived and expenses absorbed	1.18%[7]	2.02%	1.51%	(0.40)%	(0.54)%	(0.53)%

Portfolio turnover rate	6%[6]	37%	71%	31%	47%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

37

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.85	$8.32	$7.73	$11.12	$13.51	$9.50
Income from Investment Operations:
Net investment income (loss) [1]	(0.03)	(0.04)	(0.02)	(0.03)	0.19	(0.11)
Net realized and unrealized gain (loss)	1.65	3.57	0.61	(3.10)	(1.43)	4.11 [2]
Total from investment operations	1.62	3.53	0.59	(3.13)	(1.24)	4.00

Less Distributions:
From net investment income	(0.96)	-	-	(0.26)	(1.15)	-
Total distributions	(0.96)	-	-	(0.26)	(1.15)	-

Redemption fee proceeds[1,3]	-	-	- [4]	- [4]	- [4]	0.01
Net asset value, end of period	$12.51	$11.85	$8.32	$7.73	$11.12	$13.51

Total return[5]	15.59%[6]	42.43%	7.63%	(28.63)%	(10.56)%	42.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$215,773	$209,469	$162,861	$146,737	$203,354	$233,630

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.36%[7,8]	1.37%[7]	1.39%[7]	1.40%[7]	1.40%[7]	1.39%[7]
After fees waived and expenses absorbed/recovered	1.36%[7,8]	1.37%[7]	1.39%[7]	1.40%[7]	1.40%[7]	1.46%[7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.56)%[8]	(0.41)%	(0.19)%	(0.30)%	1.54%	(0.84)%
After fees waived and expenses absorbed/recovered	(0.56)%[8]	(0.41)%	(0.19)%	(0.30)%	1.54%	(0.91)%

Portfolio turnover rate	13%[6]	26%	19%	13%	10%	9%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Payment by affiliates had no impact to the total return.
[3]	Effective May 15, 2023, redemption fees were removed.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2025. For the prior periods, the ratios would have been lowered by 0.00% 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

38

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.98	$8.39	$7.77	$11.19	$13.59	$9.52
Income from Investment Operations:
Net investment income (loss) [1]	(0.02)	(0.02)	0.01 [2]	- [3]	0.22	(0.08)
Net realized and unrealized gain (loss)	1.67	3.61	0.61	(3.13)	(1.45)	4.15 [4]
Total from investment operations	1.65	3.59	0.62	(3.13)	(1.23)	4.07

Less Distributions:
From net investment income	(0.98)	-	-	(0.29)	(1.17)	-
Total distributions	(0.98)	-	-	(0.29)	(1.17)	-

Redemption fee proceeds[1,5]	-	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$12.65	$11.98	$8.39	$7.77	$11.19	$13.59

Total return[6]	15.80%[7]	42.79%	7.98%	(28.51)%	(10.39)%	42.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,629	$58,926	$28,029	$15,286	$16,590	$26,228

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.11%[8,9]	1.12%[8]	1.14%[8]	1.15%[8]	1.15%[8]	1.14%[8]
After fees waived and expenses absorbed/recovered	1.11%[8,9]	1.12%[8]	1.14%[8]	1.15%[8]	1.15%[8]	1.21%[8]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.31)%[9]	(0.16)%	0.06%	(0.05)%	1.79%	(0.59)%
After fees waived and expenses absorbed/recovered	(0.31)%[9]	(0.16)%	0.06%	(0.05)%	1.79%	(0.66)%

Portfolio turnover rate	13%[7]	26%	19%	13%	10%	9%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Per share net investment income may not correspond with the net investment income of the Fund because Class I shares receive a relatively small portion of the Fund’s gross expenses and do not bear distribution fees.
[3]	Amount represents less than $0.01 per share.
[4]	Payment by affiliates had no impact to the total return.
[5]	Effective May 15, 2023, redemption fees were removed.
[6]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2025. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

39

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

40

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

41

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2025 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

42

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

43

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

44

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2025, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$90,596
International Dividend Income Fund	17,485
Emerging Markets Fund	52,210

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2025, the amount of these potentially recoverable expenses was $577,188, $37,928 and $499,834 for the International Bond Fund, International Dividend Income Fund and Emerging Markets Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund
2025	$157,703	$-	$202,911
2026	161,772	-	147,804
2027	167,117	20,443	96,909
2028	90,596	17,485	52,210
Total	$577,188	$37,928	$499,834

45

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2025 are reported on the Statements of Operations.

Distribution Services, LLC serves as the Funds’ distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC served as the Funds’ Distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2025, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2025 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Cost of investments	$119,740,472	$58,099,024	$119,777,952	$84,205,223	$235,882,189

Gross unrealized appreciation	$34,849,248	$989,289	$29,827,789	$11,311,048	$87,573,752

Gross unrealized depreciation	(7,044,729)	(4,096,246)	(15,346,248)	(9,337,781)	(19,830,004)

Net unrealized appreciation (depreciation) on investments	$27,804,519	$(3,106,957)	$14,481,541	$1,973,267	$67,743,748
46

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$27,135	$41,030	$73,339	$941,209	$20,937,072
Undistributed long-term gains	-	-	468,001	-	-
Tax accumulated earnings	27,135	41,030	541,340	941,209	20,937,072

Accumulated capital and other losses	$(43,371)	$(1,293,593)	$-	$(8,852,459)	$(13,357,862)
Unrealized appreciation (depreciation) on investments	20,206,524	(4,819,007)	3,786,489	3,865,514	38,628,917
Unrealized appreciation (depreciation) on foreign currency translations	(17,103)	4,206	(10,803)	(1,228)	(219)

Unrealized deferred non-U.S. taxes	-	-	-	(269,034)	-

Unrealized deferred compensation	(18,473)	(17,058)	(18,194)	(19,398)	(20,594)
Total accumulated earnings (deficit)	$20,154,712	$(6,084,422)	$4,298,832	$(4,335,396)	$46,187,314

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income	$2,728,379	$3,108,823	$1,553,552	$-	$3,967,340	$3,700,640
Net long-term capital gains	-	-	-	-	-	-
Total distributions paid	$2,728,379	$3,108,823	$1,553,552	$-	$3,967,340	$3,700,640

	Emerging Markets Fund		Gold Fund
	2024	2023	2024	2023
Distributions paid from:
Ordinary Income	$1,081,005	$365,671	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$1,081,005	$365,671	$-	$-

47

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

At October 31, 2024, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$43,371	$-	$43,371
International Bond Fund	107,303	1,186,290	1,293,593
International Dividend Income Fund	-	-	-
Emerging Markets Fund*	1,048,533	7,803,926	8,852,459
Gold Fund	2,164,902	11,192,960	13,357,862

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2024, the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $4,339,883, $0, $2,127,528, $0 and $8,707,705 of their capital loss carryovers, respectively.

Note 5 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$14,941,780	$16,466,259
International Bond Fund	8,236,433	7,477,616
International Dividend Income Fund	26,594	6,211,772
Emerging Markets Fund	4,181,465	5,875,691
Gold Fund	32,239,986	40,293,503

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2025, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to UMB Distribution Services, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

48

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

For the six months ended April 30, 2025, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Funds’ assets carried at fair value:

49

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

International Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks
Basic Materials	$41,795,880	$-	$-	$41,795,880
Communications	5,899,408	-	-	5,899,408
Consumer, Cyclical	5,739,318	-	-	5,739,318
Consumer, Non-cyclical	59,340,274	-	-	59,340,274
Energy	7,999,039	-	-	7,999,039
Financial	3,815,554	-	-	3,815,554
Industrial	2,480,364	-	-	2,480,364
Technology	2,151,350	-	-	2,151,350
Short-Term Investments	18,323,804	-	-	18,323,804
Total Investments	$147,544,991	$-	$-	$147,544,991

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$407	$-	$-	$407
Fixed Income Securities
Basic Materials	-	998,801	-	998,801
Communications	-	2,058,513	-	2,058,513
Consumer, Cyclical	-	2,324,238	-	2,324,238
Energy	1,062,962	4,589,211	-	5,652,173
Financial	-	5,635,483	-	5,635,483
Government	-	31,636,724	-	31,636,724
Technology	-	990,057	-	990,057
Short-Term Investments	5,695,671	-	-	5,695,671
Total Investments	$6,759,040	$48,233,027	$-	$54,992,067

International Dividend Income Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks
Basic Materials	$28,309,564	$-	$-	$28,309,564
Communications	19,531,557	-	-	19,531,557
Consumer, Non-cyclical	26,459,018	-	-	26,459,018
Energy	11,126,064	-	-	11,126,064
Financial	11,925,630	-	-	11,925,630
Technology	2,024,584	-	-	2,024,584
Utilities	21,931,354	-	-	21,931,354
Short-Term Investments	12,951,722	-	-	12,951,722
Total Investments	$134,259,493	$-	$-	$134,259,493

50

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$2,721,049	$0	$2,721,049
Communications	582,713	10,399,499	-	10,982,212
Consumer, Cyclical	792,305	14,990,970	-	15,783,275
Consumer, Non-cyclical	5,829,865	18,550,856	-	24,380,721
Energy	607,287	-	-	607,287
Financial	6,186,143	2,257,140	-	8,443,283
Industrial	1,267,097	3,045,099	-	4,312,196
Technology	968,000	5,765,326	-	6,733,326
Utilities	-	1,668,880	-	1,668,880
Short-Term Investments	10,546,261	-	-	10,546,261
Total Investments	$26,779,671	$59,398,819	$0	$86,178,490

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$3,095,431	$-	$4,584,361	$7,679,792
Gold Exploration	39,353,743	-	1,115,262	40,469,005
Gold Mining	70,711,619	-	0	70,711,619
Precious Metals Developmental	999,588	-	-	999,588
Precious Metals Exploration	15,274,928	-	-	15,274,928
Royalty Companies	120,799,369	-	-	120,799,369
Silver: Exploration and Mining	40,460,583	-	-	40,460,583
Warrants
Diversified Exploration and Mining	-	0	0	0
Gold Exploration	-	563,813	-	563,813
Gold Mining	-	0	-	0
Precious Metals Exploration	-	0	-	0
Royalty Companies	698	-	-	698
Short-Term Investments	6,666,542	-	-	6,666,542
Total Investments	$297,362,501	$563,813	$5,699,623	$303,625,937

*	The Fund did not hold any Level 2 and 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
51

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

The Level 3 investments for Emerging Markets Fund are not material in relation to net assets.

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2024	$8,237,574	$-
Transfers into Level 3 during the period	1,799,200	-
Transfers out of Level 3 during the period	(5,192,981)	-
Total realized gain/(loss)	(1,749)	-
Total unrealized appreciation/(depreciation)	(1,879,133)	-
Net purchases	2,745,111	-
Net sales	(8,399)	-
Balance as of April 30, 2025	$5,699,623	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

	Fair Value April 30, 2025	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	-	Market Approach	Intrinsic Value	$0.00 - $0.00	N/A	Increase
Gold Fund - Common Stocks	1,876,904	Market Approach	Subscription Price	$0.09	N/A	Increase
Gold Fund - Common Stocks	3,822,719	Market Approach	Subscription Price	$0.29	N/A	Increase
Gold Fund - Common Stocks	-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
52

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the six months ended April 30, 2025. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2025 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$564,511

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$439,645

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2025 are as follows:

Derivatives not designated as hedging instruments		Gold Fund
Equity contracts	Warrants	Average market value	$319,842

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

53

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Diversified Exploration and Mining - 1.1%
Gold Hart Corp. (1)(3)	$-	$1,057,157	$-	$-	$(295,515)	$761,642	$-
Nuvau Minerals Corp. (1)(3)(4)	5,314,563	-	(1,280,387)	-	(1,469,578)	2,564,598	-
						3,326,240
Gold Exploration - 8.1%
Alpha Exploration Ltd. (3)(4)	3,514,491	413,650	(61,547)	(3,077)	(134,220)	3,729,297	-
Angus Gold, Inc. (2)(3)	1,372,630	80,544	(2,078,978)	384,184	241,620	-	-
Aurion Resources, Ltd. (3)	5,104,986	17,475	-	-	1,282,391	6,404,852	-
Dryden Gold Corp. (2)(3)	915,139	-	(887,104)	4,173	(32,208)	-	-
Heliostar Metals Ltd. (3)	6,607,714	-	(617,595)	318,202	6,364,818	12,673,139	-
Radius Gold, Inc. (2)(3)	287,274	-	(470,722)	(45,530)	228,978	-	-
Revival Gold, Inc. (2)(3)	2,346,962	-	(2,620,429)	(220,911)	494,378	-	-
Scorpio Gold Corp. (3)(4)	1,237,400	415,628	(75,920)	(35,919)	163,651	1,704,840	-
						24,512,128
Precious Metals Exploration - 0.8%
Kenorland Minerals Ltd. (2)(3)	3,245,397	-	(2,389,603)	(6,714)	(849,080)	-	-
Midland Exploration, Inc. (3)	1,354,645	39,417	(14,962)	(55,115)	30,584	1,354,569	-
Mundoro Capital, Inc. (3)	1,204,790	-	-	-	(19,963)	1,184,827	-
						2,539,396
Royalty Companies - 5.6%
Orogen Royalties, Inc. (1)(3)	9,201,350	3,966,974	(5,295,884)	-	8,312,380	16,184,820	-
Silver Crown Royalties, Inc. (3)	1,136,168	-	(1,010)	(449)	(192,666)	942,043	-
						17,126,863

Total				$338,844	$14,125,570	$47,504,627	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.

54

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Diversified Exploration and Mining - 1.1%
Gold Hart Corp. (1)(3)	-	7,500,000	-	-	7,500,000
Nuvau Minerals Corp. (1)(3)(4)	8,222,220	-	-	-	8,222,220

Gold Exploration - 8.1%
Alpha Exploration Ltd. (3)(4)	6,612,942	857,142	(125,500)	-	7,344,584
Angus Gold, Inc. (2)(3)	3,822,500	300,000	(4,122,500)	-	-
Aurion Resources, Ltd. (3)	10,609,228	29,000	-	-	10,638,228
Dryden Gold Corp. (2)(3)	7,964,000	-	(1,250,000)	-	6,714,000
Heliostar Metals Ltd. (3)	16,141,370	-	(1,080,000)	-	15,061,370
Radius Gold, Inc. (2)(3)	4,000,000	-	(700,000)	-	3,300,000
Revival Gold, Inc. (2)(3)	9,611,500	-	(1,435,000)	-	8,176,500
Scorpio Gold Corp. (3)(4)	12,306,833	7,500,000	(1,004,500)	-	18,802,333
				-
Precious Metals Exploration - 0.8%
Kenorland Minerals Ltd. (2)(3)	3,862,300	-	(55,000)	-	3,807,300
Midland Exploration, Inc. (3)	5,894,400	200,000	(70,500)	-	6,023,900
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

Royalty Companies - 5.6%
Orogen Royalties, Inc. (1)(3)	8,715,619	3,611,670	-	-	12,327,289
Silver Crown Royalties, Inc. (3)	200,000	-	(200)	-	199,800

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.

55

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and for amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

56

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on March 19-20, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	EP Emerging Markets Fund (the “Emerging Markets Fund”),

●	EuroPac Gold Fund (the “Gold Fund”),

●	EuroPac International Bond Fund (the “International Bond Fund”),

●	EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

●	EuroPac International Value Fund (the “International Value Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each a “Fund Universe”) for various periods ended December 31, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annualized total return for the five-year period was above the Diversified Emerging Markets Fund Universe median return, but below the MSCI Emerging Markets Index (the “MSCI EM Index”) return and the Peer Group median return by 0.30% and 0.96%, respectively. For the ten-year period, the Fund’s annualized total return was below the Fund Universe median return, the MSCI EM Index return, and the Peer Group median return by 1.42%, 1.84%, and 2.45%, respectively. The Fund’s annualized total return for the three-year period was below the Fund Universe and Peer Group median returns and the MSCI EM Index return by 4.91%, 4.92%, and 6.48%, respectively. For the one-year period, the Fund’s total return was below the Peer Group median return by 4.75%, the Fund Universe median return by 5.38%, and the MSCI EM Index return by 6.85%. The Trustees considered the Advisor’s belief that the Fund’s underperformance for the one-year period was due to the Fund’s overweight allocation to China and its underweight allocation to artificial intelligence-related stocks, which the Advisor believes traded at prices above their fundamental values. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three-year period. The Trustees also noted that the Advisor remains very bullish on emerging markets over the next five years and beyond.

●	The Gold Fund’s annualized total return for the ten-year period was below the Equity Precious Metals Fund Universe and Peer Group median returns, the NYSE Arca Gold Miners Total Return Index (the “NYSE Index”) return, the Philadelphia Gold & Silver Index (the “Philadelphia Index”) return, and the S&P 500 Total Return Index (the “S&P 500 Index”) return by 0.53%, 0.54%, 1.95%, 2.66%, and 6.97%, respectively. For the three-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns, the Philadelphia Index return, the NYSE Index return, and the S&P 500 Index return by 2.09%, 2.73%, 5.64%, 5.84%, and 10.46%, respectively. The Fund’s annualized total return for the five-year period was below both the Fund Universe and Peer Group median returns by 2.98%, the NYSE Index return by 3.72%, the Philadelphia Index return by 6.06%, and the S&P 500 Index return by 13.12%. The Fund’s total return for the one-year period was below the NYSE Index return by 2.54%, the Fund Universe median return by 6.04%, the Peer Group median return by 6.16%, the Philadelphia Index return by 6.17%, and the S&P 500 Index return by 16.47%. The Trustee considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the underperformance in exploration and mid-tier miners, which was mostly driven by relatively slow asset flows into the sector. The Trustees also considered the Advisor’s belief that the Fund’s underperformance compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees also noted the Advisor’s explanation that the Fund’s focus on smaller miners and exploration companies should lead to outperformance over the long term, but that during periods with weak retail investor flows into the sector, the Fund tends to underperform over the short term.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

●	The International Bond Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Global Bond Fund Universe median returns, the Bloomberg Global Aggregate Bond Index (the “Global Aggregate Bond Index”) returns, the FTSE Non-USD World Government Bond Index (the “FTSE Index”) returns, and the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (the “JPMorgan Index”) returns. For the ten-year period, the Fund’s annualized total return was above the Peer Group median return, the FTSE Index return, and the JPMorgan Index return, but below the Global Aggregate Bond Index return and the Fund Universe median return by 0.15% and 0.29%, respectively. The Fund’s total return for the one-year period was above the FTSE Index return and the JPMorgan Index return, but below the Peer Group median return, the Global Aggregate Bond Index return, and the Fund Universe median return by 1.26%, 1.62%, and 2.80%, respectively. The Board considered the Advisor’s assertion that the Fund’s underperformance over the one-year period was largely due to the strength of the U.S. dollar in November and December 2024, as well as the Fund’s low average duration and currency mix. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods, and in the first quartile of the funds in the Peer Group for the ten-year period.

●	The International Dividend Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI World ex-USA Index return, and the S&P International Dividend Opportunities Total Return Index (the “S&P International Dividend Index”) return. The Fund’s annualized total return for the three-year period was above the Peer Group median return, the MSCI World ex-USA Index return, and the S&P International Dividend Index return, and the same as the Fund Universe median return. For the ten-year period, the Fund’s annualized total return was below the Peer Group median return by 1.14%, the S&P International Dividend Index return by 1.41%, the Fund Universe median return by 1.91%, and the MSCI World ex-USA Index return by 2.87%. The Fund’s total return for the one-year period was below the S&P International Dividend Index return, the Fund Universe and Peer Group median returns, and the MSCI World ex-USA Index return by 2.89%, 3.61%, 3.96%, and 3.98%, respectively. The Board considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the one- and ten-year periods was due to a selection of non-dividend focused funds included in the Peer Group, and that such funds had overweight allocations to technology and other growth sectors. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.

●	The International Value Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI World ex-USA Value Index return, the MSCI World ex-USA Index return, and the MSCI ACWI ex-USA Value Index return. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, the MSCI ACWI ex-USA Value Index return, and the MSCI World ex-USA Index return, but below the MSCI World Ex-USA Value Index return by 0.99%. For the one-year period, the Fund’s total return was above the Peer Group and Fund Universe median returns and the MSCI World ex-USA Index return, but below the MSCI ACWI ex-USA Value Index return and the MSCI World ex-USA Value Index return by 0.96% and 1.57%, respectively. For the ten-year period, the Fund’s annualized total return was below the MSCI ACWI ex-USA Value Index return, the Fund Universe and Peer Group median returns, the MSCI World ex-USA Value Index return, and the MSCI World ex-USA Index return by 0.15%, 0.38%, 0.42%, 0.62%, and 1.34%, respectively. The Board considered the Advisor’s explanation that the Fund’s underperformance relative to the Peer Group over the ten-year period was largely due to the underperformance of gold stocks and other inflation sensitive sectors compared to technology and financials sectors during the earlier years of the period. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.08% and 0.13%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.36% and 0.42%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

●	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Equity Precious Metals Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Global Bond Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.16%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of the funds in the Peer Group.

●	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Value Fund Universe medians by 0.10%. The Trustees considered that compared to other funds in the Peer Group, the Advisor believes that there is substantially more effort and specialization required to manage the Fund, in part because the Fund is somewhat uniquely focused on smaller, less liquid markets than the funds in the Peer Group. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.25% and 0.33%, respectively. The Trustees considered that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.305% and 0.33%, respectively. The Trustees considered the Advisor’s assertion that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and that as a result, substantially more effort and specialization is required to manage the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.52% and 0.54%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps.

In considering the Funds’ fees and total expenses, the Board considered the Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, and EuroPac International Value Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the International Bond Fund, and had waived a portion of its advisory fee for the Emerging Markets Fund and International Dividend Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/8/2025